UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
UNALLOCATED RESERVE AND DISTRIBUTIONS
Cash and U.S. Government securities	$ 9,484,275				$ 8,435,591				$ 9,484,275	$ 8,435,591
Distribution payable	8,396,806				7,478,406				8,396,806	7,478,406
Unallocated cash and U.S. Government securities	1,087,469				957,185				1,087,469	957,185
Reconciliation of unallocated reserve
Unallocated Reserve at the beginning of the period				984,094					984,094
Net income, twelve months ended January 31, 2015	5,674,482	11,539,606	7,416,542	137,218	5,092,605	6,136,515	7,624,780	2,202,389	24,767,848	21,056,289	30,654,737
Distributions declared									(24,140,818)
Unallocated Reserve at the end of the period	1,611,124				984,094				1,611,124	984,094
Distributed cash payments									23,222,418	20,204,816	34,046,426
Distributed cash payments (in dollars per unit)									$ 1.770	$ 1.540	$ 2.595
Distribution declared per unit of beneficial interest (in dollars per unit)									$ 0.64
Minimum
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	500,000								500,000
Maximum
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	$ 1,000,000								$ 1,000,000